Deposits (Tables)	12 Months Ended
Dec. 31, 2020
Deposits [Abstract]
Scheduled Maturities Of Time Deposits

2021	$358,512
2022	143,458
2023	36,680
2024	19,671
2025	99
Thereafter	-
Total	$558,420